SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of Dec 31, 2024	As of Dec 31, 2025

Year-end spot rate	US$1=S$1.3662	US$1=S$1.2859
Average rate	US$1=S$1.3380	US$1=S$1.3058

SCHEDULE OF PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES
Expected useful life
Office equipment	5 years
Leasehold factory premises	Over the remaining lease term
Machinery and equipment	5-10 years
Motor vehicles	5-10 years